UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 06, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     342162


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                  OPTION              717081903      166      958     X    SOLE                      958
UNITED STATES OIL FUND LP   OPTION              91232N908      202      492     X    SOLE                      492
CF INDS HLDGS INC           COMMON              125269100    38545   488276 X        SOLE                   488276
CITIGROUP INC               COMMON              172967101    10684  3370490 X        SOLE                  3370490
GENERAL FINANCE CORP        COMMON              369822101     1155   868491 X        SOLE                   868491
GOLDEN POND HEALTHCARE INC  COMMON              38116J109     3833   492713 X        SOLE                   492713
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107    17512  1901447 X        SOLE                  1901447
LIBERTY MEDIA CORP NEW      COMMON              53071M500    57293  2048361 X        SOLE                  2048361
NRDC ACQUISITION CORP       COMMON              62941R102     8354   855963 X        SOLE                   855963
SCHERING PLOUGH CORP        COMMON              806605101    46678  1760755 X        SOLE                  1760755
SCHERING PLOUGH CORP        COMMON              806605705    33388   143148 X        SOLE                   143148
SP ACQUISITION HOLDINGS INC COMMON              78470A104     6678   684252 X        SOLE                   684252
TREMISIS ENERGY ACQ CORP II COMMON              89472N101     4062   522732 X        SOLE                   522732
WYETH                       COMMON              983024100    91955  1975400 X        SOLE                  1975400
CITIGROUP INC               OPTION              172967951     6414     9296     X    SOLE                     9296
CITIGROUP INC               OPTION              172967951      895     4836     X    SOLE                     4836
CITIGROUP INC               OPTION              172967951     8690    12594     X    SOLE                    12594
CITIGROUP INC               OPTION              172967951     1326     6942     X    SOLE                     6942
DIRECTV GROUP INC           OPTION              25459L956     1691     3251     X    SOLE                     3251
SPDR TR                     OPTION              78462F953       49      176     X    SOLE                      176
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117       58   643688 X        SOLE                   643688
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115      894  1626116 X        SOLE                  1626116
NRDC ACQUISITION CORP       WARRANT             62941R110      171   949243 X        SOLE                   949243
SP ACQUISITION HOLDINGS INC WARRANT             78470A112      228   759277 X        SOLE                   759277
TREMISIS ENERGY ACQ CORP II WARRANT             89472N119      159   566753 X        SOLE                   566753
TRIAN ACQUISITION I CORP    WARRANT             89582E116     1082  2775380 X        SOLE                  2775380